Schedule of Investments
March 31, 2022 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.50%

Agriculture Chemicals - 2.38%
CF Industries Holdings, Inc. (2)	1,067	109,965

Aircraft Part & Auxillary Equipment, NEC - 1.98%
Textron, Inc.	1,234	91,785

Arrangement of Transportation of Freight & Cargo - 2.00%
C.H. Robinson Worldwide, Inc.	859	92,523

Biological Products (No Diagnostic Substances) - 3.93%
Amgen, Inc.	391	94,552
Biogen, Inc. (2)	416	87,610

		182,162

Clinical Labs - 1.99%
Quest Diagnostics Inc.	675	92,381

Computer Communications Equipment - 2.03%
Gartner, Inc. (2)	316	93,997

Entertainment - 1.82%
Fox Corporation Class B (2)	2,326	84,387

Fire, Marine & Casualty Insurance - 2.03%
American International Group, Inc.	1,502	94,281

Insurance Agents Brokers & Services - 2.12%
Aon PLC	302	98,340

Insurance Carriers, NEC - 2.09%
Assurant, Inc.	533	96,915

Investment Advice - 2.01%
Ameriprise Financial, Inc.	310	93,112

Miscellaneous-Paint Manfacturing & Distributor - 1.83%
The Sherwin-Williams Co.	340	84,871

National Commercial Banks - 5.61%
Bank of America Corporation	2,075	85,532
Comerica Incorporated	972	87,898
Zions Bancorporation N.A. (2)	1,317	86,343

		259,773

Operative Builders - 3.34%
NVR, Inc. (2)	18	80,411
PulteGroup, Inc.	1,773	74,289

		154,700

Personal Credit Institutions - 1.81%
Discover Financial Services (2)	761	83,855

Petroleum Refining - 4.04%
ConocoPhillips (2)	913	91,300
Marathon Petroleum Corp.	3,826	96,071

		187,371

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.93%
Sealed Air Corp.	1,334	89,325

Plastic Material, Synth Resins & Nonvulcan Elastomers - 1.85%
Eastman Chemical Co.	766	85,838

Retail-Auto & Home Supply Stores - 5.94%
Advance Auto Parts, Inc.	431	89,200
AutoZone, Inc. (2)	46	94,051
O'Reilly Automotive, Inc. (2)	134	91,785

		275,035

Retail - Building Materials, Hardware, & Garden Supply - 1.76%
Masco Corp.	1,602	81,702

Retail - Eating & Drinking Places - 1.87%
Domino's Pizza, Inc.	213	86,693

Retail - Eating Places - 1.87%
Yum! Brands, Inc.	733	86,882

Retail - Farming Supply Store - 2.17%
Tractor Supply Co. (2)	430	100,349

Retail-Grocery Stores - 2.27%
Koninklijke Ahold Delhaize NV ADR (2)	1	32
The Kroger Co.	1,829	104,930

		104,962

Retail-Lumber & Other Building Materials Dealers - 3.51%
The Home Depot, Inc.	276	82,615
Lowe's Cos., Inc.	396	80,067

		162,682

Retail-Miscellaneous Retail - 1.73%
Bath & Body Works, Inc.	1,681	80,352

Retail-Retail Stores, NEC - 2.05%
Ulta Beauty, Inc. (2)	238	94,776

Retail-Variety Stores - 1.91%
Target Corp.	416	88,283

Semiconductors & Related Devices - 1.88%
Applied Materials, Inc.	661	87,120

Services-Computer Intergrated Systems Design - 4.03%
Cerner Corp.	947	88,601
Jack Henry & Associates, Inc.	499	98,328

		186,929

Services-Computer Programming Services - 1.98%
VeriSign, Inc. (2)	413	91,876

Services-Computer Programming, Data Processing, Etc. - 2.02%
Meta Platforms, Inc. Class A (2)	421	93,613

Services-General Medical & Surgical Hospitals, Nec - 1.91%
HCA Healthcare, Inc.	353	88,469

Services-Home Building & Financial Services - 1.73%
Lenar Corporation Class B	1,173	80,174

Services-Prepackaged Software - 2.07%
Oracle Corp.	1,158	95,801

State Commercial Banks - 1.80%
Fifth Third Bancorp	1,941	83,540

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.10%
Nucor Corp.	656	97,514

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.13%
McKesson Corp.	323	98,880

Wholesale-Durable Goods - 2.08%
W.W. Granger	187	96,453

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.85%
LKQ Corp.	1,885	85,598

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 2.05%
Hologic, Inc. (2)	1,235	94,873

Total Common Stock	(Cost $ 4,514,972)	4,518,137

Money Market Registered Investment Companies - 2.50%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.02% (3)	115,737	115,737

Total Money Market Registered Investment Companies	(Cost $ 115,737)	115,737

Total Investments - 99.78%	(Cost $ 4,630,709)	4,633,874

Other Assets Less Liabilities - .22%		10,334

Total Net Assets - 100.00%		4,644,208

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$4,633,874	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$4,633,874	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.